Note 25 - Subsequent Events (Details Textual) - USD ($)		Mar. 03, 2017	Jan. 17, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Par or Stated Value Per Share					$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]				$ 0.33
Cash					$ 1,539,325	$ 7,166,260	$ 5,479,006	$ 32,939,026
CRG Loan Agreement, Ohio Case [Member]
Release of Cash Held in Escrow		$ 2,000,000
CRG Loan Agreement, Texas Case [Member]
Release of Cash Held in Escrow		3,000,000
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.01
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 3.04
Term Loan Agreement [Member] | Cardinal Health 414 [Member]
Letters of Credit Outstanding, Amount		7,000,000
Term Loan Agreement [Member] | CRG [Member]
Letters of Credit Outstanding, Amount		12,000,000
CRG [Member] | Term Loan Agreement [Member]
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit		59,000,000
CRG [Member] | Term Loan Agreement [Member] | Maximum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount		66,000,000
PPCO [Member] | Platinum Loan Agreement [Member]
Repayments of Debt		7,700,000
Convertible Debt		$ 1,900,000
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share		$ 0.001
Cash		$ 15,600,000
Payables		3,700,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Class of Warrant or Right, Exercises in Period			5,411,850
Proceeds from Warrant Exercises			$ 54,119
Subsequent Event [Member] | CRG Loan Agreement, Ohio Case [Member]
Release of Cash Held in Escrow		2,000,000
Subsequent Event [Member] | CRG Loan Agreement, Texas Case [Member]
Release of Cash Held in Escrow		3,000,000
Subsequent Event [Member] | Term Loan Agreement [Member] | Cardinal Health 414 [Member]
Letters of Credit Outstanding, Amount		7,000,000
Subsequent Event [Member] | Term Loan Agreement [Member] | CRG [Member]
Letters of Credit Outstanding, Amount		12,000,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit		59,000,000
Subsequent Event [Member] | CRG [Member]
Asserted Payoff Amount				$ 63,198,774.46
Subsequent Event [Member] | CRG [Member] | Term Loan Agreement [Member]
Repayments of Debt		59,000,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit		59,000,000
Subsequent Event [Member] | CRG [Member] | Term Loan Agreement [Member] | Minimum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount		47,000,000
Subsequent Event [Member] | CRG [Member] | Term Loan Agreement [Member] | Maximum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount		66,000,000
Subsequent Event [Member] | PPCO [Member] | Platinum Loan Agreement [Member]
Repayments of Debt		7,700,000
Convertible Debt		$ 1,900,000
Subsequent Event [Member] | Series NN Warrants [Member] | UCSD [Member]
Class of Warrant or Right, Term		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.50
Subsequent Event [Member] | Series NN Warrants [Member] | Cardinal Health 414 [Member]
Class of Warrant or Right, Term		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		10,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.50
Sale of Assets to Cardinal Health 414 [Member] | Subsequent Event [Member]
Sale of Assets, Cash Received from Buyer, After Adjustments, Inventory Transferred		$ 80,600,000
Sale of Assets, Cash Received from Buyer, After Adjustments, Advances of Guaranteed Earnout Payments		3,000,000
Purchase Agreement, Maximum Earnout Payments		$ 230,000,000
Purchase Agreement, Earnout Payments, Term		10 years
Purchase Agreement, Earnout Payments, Guaranteed		$ 20,100,000
Proceeds from Estimated Accrued Revenue Sharing Payments		$ 1,200,000

[1]	Weighted average exercise price.